Accounting policies - Levels 2 and 3 FV Liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial liabilities	$ 1,259,588	$ 1,191,900
Fair value
Financial instruments
Financial liabilities	369,304	371,469
Fair value | Level 2
Financial instruments
Financial liabilities	368,460	370,491
Fair value | Level 3
Financial instruments
Financial liabilities	155	358
Fair value | Level 2 and 3
Financial instruments
Financial liabilities	368,615	370,849
Trading derivative liabilities | Fair value | Level 3
Financial instruments
Financial liabilities	155	358
Deposits - Customers
Financial instruments
Financial liabilities	711,458	690,566
Marketable debt securities
Financial instruments
Financial liabilities	103,062	96,296
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	255,481
Financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	254,637
Financial liabilities at fair value through profit or loss | Fair value | Level 3
Financial instruments
Financial liabilities	155
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	254,792
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities	973
Financial liabilities at fair value through profit or loss | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	973
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities	179
Financial liabilities at fair value through profit or loss | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	179
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	1
Financial liabilities at fair value through profit or loss | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1
Financial liabilities at fair value through profit or loss | Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities	167
Financial liabilities at fair value through profit or loss | Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	167
Financial liabilities at fair value through profit or loss | Market index options, Best of options (Basket) | Fair value | Level 2
Financial instruments
Financial liabilities	1
Financial liabilities at fair value through profit or loss | Market index options, Best of options (Basket) | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2
Financial instruments
Financial liabilities	10
Financial liabilities at fair value through profit or loss | Market index options, Quanto options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	10
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities	1,348
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 3
Financial instruments
Financial liabilities	153
Financial liabilities at fair value through profit or loss | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,501
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities	1,341
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial liabilities	153
Financial liabilities at fair value through profit or loss | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	1,494
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities	7
Financial liabilities at fair value through profit or loss | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	7
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	143,448
Financial liabilities at fair value through profit or loss | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	143,448
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2
Financial instruments
Financial liabilities	839
Financial liabilities at fair value through profit or loss | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	839
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities	6,096
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial liabilities	2
Financial liabilities at fair value through profit or loss | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	6,098
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2
Financial instruments
Financial liabilities	101,754
Financial liabilities at fair value through profit or loss | Short positions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	101,754
Financial liabilities held for trading category | Fair value
Financial instruments
Financial liabilities		239,725
Financial liabilities held for trading category | Fair value | Level 2
Financial instruments
Financial liabilities		238,747
Financial liabilities held for trading category | Fair value | Level 3
Financial instruments
Financial liabilities		358
Financial liabilities held for trading category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		239,105
Financial liabilities held for trading category | Interest rate options | Fair value | Level 2
Financial instruments
Financial liabilities		1,197
Financial liabilities held for trading category | Interest rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		1,197
Financial liabilities held for trading category | Market index options | Fair value | Level 2
Financial instruments
Financial liabilities		298
Financial liabilities held for trading category | Market index options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		298
Financial liabilities held for trading category | Market index options, European options | Fair value | Level 2
Financial instruments
Financial liabilities		163
Financial liabilities held for trading category | Market index options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		163
Financial liabilities held for trading category | Auto callable | Fair value | Level 2
Financial instruments
Financial liabilities		129
Financial liabilities held for trading category | Auto callable | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		129
Financial liabilities held for trading category | Market index options, Asian (Single underlying Quanto) | Fair value | Level 2
Financial instruments
Financial liabilities		6
Financial liabilities held for trading category | Market index options, Asian (Single underlying Quanto) | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		6
Financial liabilities held for trading category | Exchange rate options | Fair value | Level 2
Financial instruments
Financial liabilities		2,397
Financial liabilities held for trading category | Exchange rate options | Fair value | Level 3
Financial instruments
Financial liabilities		198
Financial liabilities held for trading category | Exchange rate options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		2,595
Financial liabilities held for trading category | Exchange rate options, American forwards | Fair value | Level 2
Financial instruments
Financial liabilities		53
Financial liabilities held for trading category | Exchange rate options, American forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		53
Financial liabilities held for trading category | Exchange rate options, European options | Fair value | Level 2
Financial instruments
Financial liabilities		2,238
Financial liabilities held for trading category | Exchange rate options, European options | Fair value | Level 3
Financial instruments
Financial liabilities		198
Financial liabilities held for trading category | Exchange rate options, European options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		2,436
Financial liabilities held for trading category | Exchange rate options, American Barrier and Touch options | Fair value | Level 2
Financial instruments
Financial liabilities		47
Financial liabilities held for trading category | Exchange rate options, American Barrier and Touch options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		47
Financial liabilities held for trading category | American options | Fair value | Level 2
Financial instruments
Financial liabilities		59
Financial liabilities held for trading category | American options | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		59
Financial liabilities held for trading category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities		161,389
Financial liabilities held for trading category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		161,389
Financial liabilities held for trading category | Index and securities futures | Fair value | Level 2
Financial instruments
Financial liabilities		90
Financial liabilities held for trading category | Index and securities futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		90
Financial liabilities held for trading category | Exchange rate futures | Fair value | Level 2
Financial instruments
Financial liabilities		4,933
Financial liabilities held for trading category | Exchange rate futures | Fair value | Level 3
Financial instruments
Financial liabilities		160
Financial liabilities held for trading category | Exchange rate futures | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		5,093
Financial liabilities held for trading category | Short positions | Fair value | Level 2
Financial instruments
Financial liabilities		68,443
Financial liabilities held for trading category | Short positions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities		68,443
Other financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	105,430	120,653
Other financial liabilities at fair value through profit or loss | Fair value | Level 2
Financial instruments
Financial liabilities	105,430	120,653
Other financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	105,430	120,653
Other financial liabilities at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2
Financial instruments
Financial liabilities	30,995	22,417
Other financial liabilities at fair value through profit or loss | Deposits - Central banks | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	30,995	22,417
Other financial liabilities at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2
Financial instruments
Financial liabilities	4,316	5,942
Other financial liabilities at fair value through profit or loss | Deposits - Credit institutions | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4,316	5,942
Other financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2
Financial instruments
Financial liabilities	65,369	81,790
Other financial liabilities at fair value through profit or loss | Customer deposits - Repurchase agreements | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	65,369	81,790
Other financial liabilities at fair value through profit or loss | Marketable debt securities
Financial instruments
Financial liabilities	4,750	10,504	$ 12,335
Other financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2
Financial instruments
Financial liabilities	4,750	10,504
Other financial liabilities at fair value through profit or loss | Marketable debt securities | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4,750	10,504
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	8,393	11,091
Hedging derivatives category | Fair value | Level 2
Financial instruments
Financial liabilities	8,393	11,091
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,393	11,091
Hedging derivatives category | Swaps | Fair value | Level 2
Financial instruments
Financial liabilities	8,047	10,370
Hedging derivatives category | Swaps | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	8,047	10,370
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2
Financial instruments
Financial liabilities	346	721
Hedging derivatives category | Exchange rate forwards | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	$ 346	$ 721